Acquisitions of Subsidiaries - Schedule of Net Cash Inflow on Acquisition (Details) $ in Thousands	12 Months Ended
Dec. 31, 2025 USD ($)
WME Assets [Member]
Schedule of Net Cash Inflow on Acquisition [Line Items]
Cash consideration paid
Add: cash and cash equivalent balances acquired	3,860
Cash and cash equivalent balances acquired	3,860
Singapore Hotel Companies [Member]
Schedule of Net Cash Inflow on Acquisition [Line Items]
Cash and cash equivalent balances acquired	$ 4,273